Edgar Lomax Value Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 94.9%	Shares	Value
Beverage and Tobacco Product Manufacturing - 4.2%
Altria Group, Inc.	3,850	$201,086
Coca-Cola Co.	55,150	3,500,922
PepsiCo, Inc.	1,900	286,311
		3,988,319

Broadcasting and Content Providers - 1.2%
Comcast Corp. - Class A	33,150	1,115,829

Chemical Manufacturing - 12.3%
AbbVie, Inc.	1,650	303,435
Amgen, Inc.	7,700	2,197,734
Bristol-Myers Squibb Co.	5,150	303,593
Dow, Inc.	7,250	283,113
Gilead Sciences, Inc.	13,450	1,307,340
Merck & Co., Inc.	44,300	4,377,726
Pfizer, Inc.	46,802	1,241,189
Procter & Gamble Co.	10,250	1,701,397
		11,715,527

Computer and Electronic Product Manufacturing - 9.3%
Cisco Systems, Inc.	37,050	2,245,230
International Business Machines Corp.	13,450	3,439,165
Medtronic PLC	19,550	1,775,531
Qualcomm, Inc.	8,300	1,435,319
		8,895,245

Couriers and Messengers - 5.6%
FedEx Corp.	14,700	3,893,589
United Parcel Service, Inc. - Class B	12,350	1,410,740
		5,304,329

Credit Intermediation and Related Activities - 10.9%
American Express Co.	2,500	793,625
Bank of America Corp.	31,300	1,449,190
Bank of New York Mellon Corp.	9,700	833,521
Capital One Financial Corp.	7,700	1,568,567
Citigroup, Inc.	37,250	3,033,267
JPMorgan Chase & Co.	5,750	1,536,975
U.S. Bancorp	6,050	289,069
Wells Fargo & Co.	10,550	831,340
		10,335,554

Food Manufacturing - 3.8%
Kraft Heinz Co.	9,450	281,988
Mondelez International, Inc. - Class A	58,050	3,366,320
		3,648,308

Food Services and Drinking Places - 1.8%
McDonald's Corp.	5,900	1,703,330

General Merchandise Stores - 4.4%
Target Corp.	30,350	4,185,569

Health and Personal Care Retailers - 4.2%
CVS Health Corp.	70,150	3,962,072

Insurance Carriers and Related Activities - 1.5%
MetLife, Inc.	16,800	1,453,368

Leather and Allied Product Manufacturing - 1.3%
NIKE, Inc. - Class B	16,800	1,291,920

Machinery Manufacturing - 0.3%
Caterpillar, Inc.	850	315,724

Miscellaneous Manufacturing - 5.9%
3M Co.	10,700	1,628,540
Johnson & Johnson	25,950	3,948,292
		5,576,832

Petroleum and Coal Products Manufacturing - 5.0%
Chevron Corp.	18,100	2,700,339
Exxon Mobil Corp.	19,150	2,045,794
		4,746,133

Rail Transportation - 1.5%
Union Pacific Corp.	5,600	1,387,624

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.9%
Goldman Sachs Group, Inc.	1,300	832,520
Morgan Stanley	20,850	2,886,266
		3,718,786

Support Activities for Mining - 1.5%
ConocoPhillips	14,500	1,433,035

Telecommunications - 7.5%
AT&T, Inc.	129,050	3,062,357
Verizon Communications, Inc.	103,450	4,074,895
		7,137,252

Transportation Equipment Manufacturing - 3.3%
Ford Motor Co.	29,200	294,336
General Dynamics Corp.	8,400	2,158,632
General Motors Co.	13,900	687,494
		3,140,462

Utilities - 5.5%
Duke Energy Corp.	21,400	2,396,586
NextEra Energy, Inc.	18,100	1,295,236
Southern Co.	18,600	1,561,470
		5,253,292
TOTAL COMMON STOCKS (Cost $82,501,552)		90,308,510

REAL ESTATE INVESTMENT TRUSTS - 0.9%
American Tower Corp.	1,600	295,920
Simon Property Group, Inc.	3,550	617,203
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $792,503)		913,123

SHORT-TERM INVESTMENT - 4.0%
Money Market Fund - 4.0%
Invesco STIT-Treasury Portfolio - Institutional Class, 4.29% (a)	3,771,067	3,771,067
TOTAL SHORT-TERM INVESTMENT (Cost $3,771,067)		3,771,067

TOTAL INVESTMENTS - 99.8% (Cost $87,065,122)		94,992,700
Other Assets in Excess of Liabilities - 0.2%		153,520
TOTAL NET ASSETS - 100.0%		$95,146,220
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Edgar Lomax Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

Edgar Lomax Value Fund	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$90,308,510	$–	$–	$90,308,510
Real Estate Investment Trusts	913,123	–	–	913,123
Short-Term Investment	3,771,067	–	–	3,771,067
Total Investments	$94,992,700	$–	$–	$94,992,700

Refer to the Schedule of Investments for further disaggregation of investment categories.